Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 5)	12 Months Ended
Dec. 31, 2022 USD ($)
Recorded Investment Allowance Recorded	$ 10,523,904
Unpaid Principal Balance Allowance Recorded	12,217,992
Related Allowance With An Allowance Recorded	108,602
Interest Income Recognized	358,540
Average Recorded Investment Allowance Recorded	9,068,772
Total Related Allowance
Related Allowance With An Allowance Recorded	108,602
Recorded Investment With An Allowance Recorded	1,494,693
Unpaid Principal Balance With An Allowance Recorded	1,536,095
Average Recorded Investment With An Allowance Recorded	1,315,804
Interest Income Recognized With An Allowance Recorded	64,479
Total No Related Allowance
Recorded Investment With No Related Allowance Recorded	9,029,211
Unpaid Principal Balance With No Related Allowance Recorded	10,681,897
Interest Income Recognized With No Related Allowance Recorded	294,061
Average Recorded Investment With No Related Allowance Recorded	7,752,968
Commercial Real Estates [Member]
Recorded Investment With No Related Allowance Recorded	3,176,962
Unpaid Principal Balance With No Related Allowance Recorded	3,671,196
Average Recorded Investment With An Allowance Recorded	49,942
Interest Income Recognized With An Allowance Recorded	0
Interest Income Recognized With No Related Allowance Recorded	115,651
Average Recorded Investment With No Related Allowance Recorded	3,680,783
Residential real estate - 1st lien [Member]
Related Allowance With An Allowance Recorded	106,280
Recorded Investment With An Allowance Recorded	1,041,730
Unpaid Principal Balance With An Allowance Recorded	1,073,350
Recorded Investment With No Related Allowance Recorded	2,785,669
Unpaid Principal Balance With No Related Allowance Recorded	3,805,682
Average Recorded Investment With An Allowance Recorded	983,944
Interest Income Recognized With An Allowance Recorded	64,479
Interest Income Recognized With No Related Allowance Recorded	177,892
Average Recorded Investment With No Related Allowance Recorded	2,808,989
Commercial & industrial [Member]
Related Allowance With An Allowance Recorded	2,322
Recorded Investment With An Allowance Recorded	452,963
Unpaid Principal Balance With An Allowance Recorded	462,745
Recorded Investment With No Related Allowance Recorded	2,989,161
Unpaid Principal Balance With No Related Allowance Recorded	3,078,769
Average Recorded Investment With An Allowance Recorded	281,412
Interest Income Recognized With An Allowance Recorded	0
Interest Income Recognized With No Related Allowance Recorded	204
Average Recorded Investment With No Related Allowance Recorded	1,180,935
Residential real estate - Jr lien [Member]
Recorded Investment With No Related Allowance Recorded	77,419
Unpaid Principal Balance With No Related Allowance Recorded	126,250
Average Recorded Investment With An Allowance Recorded	506
Interest Income Recognized With An Allowance Recorded	0
Interest Income Recognized With No Related Allowance Recorded	314
Average Recorded Investment With No Related Allowance Recorded	$ 82,261